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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08659

                               Henssler Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              3735 Cherokee Street
                             Kennesaw, Georgia 30144
--------------------------------------------------------------------------------
           (Address of principal executive offices)        (Zip code)

                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-936-3863

Date of fiscal year end: 4/30/2005

Date of reporting period: 1/31/2005

Item 1. Schedule of Investments.

The Henssler Equity Fund
SCHEDULE OF INVESTMENTS                             January 31, 2005 (Unaudited)
================================================================================

                                                       Shares              Value
                                               --------------     --------------
COMMON STOCK -- 99.12%

Consumer Discretionary -- 11.70%

       Building-Residential/Commercial
       Lennar Corp.                                    56,500     $   3,190,555
                                                                  -------------

       Leisure & Recreational Products
       Harley-Davidson, Inc.                           27,800         1,671,058
                                                                  -------------

       Multimedia
       Walt Disney Co.                                118,325         3,387,645
                                                                  -------------

       Retail-Major Department Stores
       Target Corp.                                   109,370         5,552,715
       Dollar General Corp.                            65,000         1,313,650
                                                                  -------------
                                                                      6,866,365
                                                                  -------------
          Total Consumer Discretionary                               15,115,623
                                                                  -------------

Consumer Staples -- 14.11%

       Beverages-Non-alcoholic
       Pepsico, Inc.                                  125,675         6,748,747
                                                                  -------------

       Brewery
       Anheuser-Busch Companies, Inc.                  57,770         2,841,129
                                                                  -------------

       Consumer Products - Miscellaneous
       Church & Dwight Co.                             40,000         1,377,200
                                                                  -------------

       Cosmetics & Toiletries
       Kimberly-Clark Corp.                            36,835         2,413,061
                                                                  -------------

       Food-Wholesale/Distribution
       Sysco Corp.                                    105,950         3,705,071
                                                                  -------------

       Retail-Drug Stores
       Walgreen Co.                                    26,770         1,140,670
                                                                  -------------
          Total Consumer Staples                                     18,225,878
                                                                  -------------

Energy -- 6.86%

          Oil Company-Integrated
          BP PLC ADR                                   62,900         3,750,098
          Exxon/Mobil Corp.                            99,014         5,109,122
                                                                  -------------
             Total Energy                                             8,859,220
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

The Henssler Equity Fund
SCHEDULE OF INVESTMENTS                             January 31, 2005 (Unaudited)
================================================================================

                                                       Shares              Value
                                               --------------     --------------

Financials -- 21.16%

       Commercial Banks-Southern US
       Synovus Financial Corp.                         95,000     $   2,577,350
                                                                  -------------

       Commercial Banks-Super Regional US
       TCF Financial Corp.                             82,200         2,310,642
                                                                  -------------

       Finance-Credit Card
       MBNA Corp.                                     188,263         5,004,030
                                                                  -------------

       Finance-Diversified Services
       Citigroup, Inc.                                 89,500         4,389,975
                                                                  -------------

       Insurance-Multi-Line
       American International Group, Inc.              37,009         2,453,327
                                                                  -------------

       Investment Management/Advisory Services
       Goldman Sachs Group, Inc.                       35,100         3,785,535
       T. Rowe Price Group, Inc.                       39,300         2,352,105
                                                                  -------------
                                                                      6,137,640
                                                                  -------------
       Money Center Banks
       Bank of America Corp.                           96,400         4,470,068
                                                                  -------------
          Total Financials                                           27,343,032
                                                                  -------------

Healthcare -- 16.75%

       Disposable Medical Products
       C.R. Bard, Inc.                                 25,400         1,722,120
                                                                  -------------

       Healthcare-Distributor & Services
       Omnicare, Inc.                                  68,000         2,091,000
                                                                  -------------

       Medical Products
       Baxter International, Inc.                      40,000         1,350,400
       Johnson & Johnson                               61,170         3,957,699
       Stryker Corp.                                   38,000         1,867,320
                                                                  -------------
                                                                      7,175,419
                                                                  -------------
       Medical- Drugs
       Eli Lilly & Co.                                 56,200         3,048,288
       Pfizer, Inc.                                   129,500         3,128,720
                                                                  -------------
                                                                      6,177,008
                                                                  -------------
       Medical- HMO
       UnitedHealth Group, Inc.                        50,300         4,471,670
                                                                  -------------
          Total Healthcare                                           21,637,217
                                                                  -------------

Industrials -- 9.80%

       Auto-Medium & Heavy Duty Trucks
       PACCAR, Inc.                                    70,643         4,991,634
                                                                  -------------

       Diversified Manufacturing
       General Electric Co.                            82,535         2,981,990
       Illinois Tool Works, Inc.                       40,000         3,479,200
                                                                  -------------
                                                                      6,461,190
                                                                  -------------
       Electric Products - Miscellaneous
       Emerson Electric Co.                            18,000         1,210,320
                                                                  -------------
          Total Industrials                                          12,663,144
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

The Henssler Equity Fund
SCHEDULE OF INVESTMENTS                             January 31, 2005 (Unaudited)
================================================================================

                                                       Shares              Value
                                               --------------     --------------

Information Technology -- 15.15%

       Computer Services
       Affiliated Computer Services, Inc.*            52,500      $   2,844,975
                                                                  -------------

       Computer Software
       Microsoft Corp.                                67,900          1,784,412
                                                                  -------------

       Computer-Micro
       Dell, Inc.*                                    53,200          2,221,632
       International Business Machines Corp.          37,600          3,512,592
                                                                  -------------
                                                                      5,734,224
                                                                  -------------
       Data Processing/Management
       Automatic Data Processing, Inc.                47,500          2,065,300
                                                                  -------------

       Electronic Components-Semiconductors
       Applied Materials, Inc.*                      133,700          2,125,830
       Intel Corp.                                    64,440          1,446,678
       Maxim Integrated Products, Inc.                32,000          1,248,320
                                                                  -------------
                                                                      4,820,828
                                                                  -------------
       Telecommunication Equipment
       Nokia Corp. ADR                               152,000          2,322,560
                                                                  -------------
          Total Information Technology                               19,572,299
                                                                  -------------

Materials -- 3.59%

       Chemical - Diversified
       E.I. du Pont de Nemours & Co.                  53,500          2,544,460
       Praxair, Inc.                                  48,500          2,092,775
                                                                  -------------
          Total Materials                                             4,637,235
                                                                  -------------

       TOTAL COMMON STOCK (COST $105,306,812)                       128,053,648
                                                                  -------------

                                                  Principal
SHORT-TERM INVESTMENTS -- 0.97%                    Amount
                                             ----------------
       Fifth Third Bank Institutional
         Money Market Fund, 2.19%
       (COST $1,251,793)                            $1,251,793        1,251,793
                                                                  -------------

       TOTAL INVESTMENTS (COST $106,558,605) + -- 100.09%           129,305,441
       LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (0.09)%           (117,160)
                                                                  -------------
       NET ASSETS -- 100%                                         $ 129,188,281
                                                                  =============

       * Non-income producing security.
       ADR - American Depository Receipt

       + Cost for federal income tax purposes is $106,629,993 and net unrealized appreciation consists of:

              Gross unrealized appreciation:  $     25,334,788
              Gross unrealized depreciation:        (2,659,340)
                                              ----------------
                Net unrealized appreciation:  $     22,675,448
                                              ================

    The accompanying notes are an integral part of the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Henssler Funds, Inc.


By /s/ Gene W. Henssler
       ---------------------------------------------
       Gene W. Henssler, Ph.D

Date: March 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Gene W. Henssler
       ---------------------------------------------
       Gene W. Henssler, Ph.D., President

Date: March 25, 2005

By /s/ Patricia T. Henssler
       ---------------------------------------------
       Patricia T. Henssler, Chief Financial Officer

Date: March 25, 2005